LEASES (Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 3,987
2024	5,073
2025	4,280
2026	3,234
2027	3,003
2028 and thereafter	6,713
Total undiscounted lease payments	26,290
Less: adjustment to discounted lease payments	(2,144)
Total discounted lease payments	$ 24,146